Long-Term Debt (Details Narrative) - USD ($)							6 Months Ended
	Apr. 04, 2020	Sep. 05, 2019	May 01, 2019	Apr. 02, 2019	Dec. 07, 2018	Aug. 02, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Repayment of loans							$ 165,000
Senior Secured Amortizing Credit Facility [Member]
Debt issuance costs							22,098		$ 22,737		$ 25,293
Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings		$ 4,128,000
Debt description		The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs									94,105
Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate		2.00%
Loan Agreement [Member] | First Financial Bank [Member]
Loans							508,700
Prepayment penalties
Principal and interest	$ 37,913
Repayment of loans							165,000
Loan Agreement [Member] | First Financial Bank [Member] | Paycheck Protection Program [Member]
Debt instrument, interest rate	1.00%
Loans	$ 673,700
Debt instrument term	2 years
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Debt issuance costs							17,935		19,044	$ 21,263
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings						$ 750,000
Debt description						Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018).
Debt instrument, interest rate						5.00%
Debt issuance costs										22,188
Southwestern Montana Financial Center, Inc. [Member]
Debt issuance costs							15,243		16,685
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings				$ 1,136,000
Debt description				The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs									28,849
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate				2.00%
Fortman Insurance Agency, LLC [Member]
Debt issuance costs							$ 51,385		54,293
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings			$ 2,648,000
Debt description			The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs									$ 58,171
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate			2.00%
Commercial Coverage Solutions, LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Borrowings					$ 1,025,000
Debt description					The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date.
Debt issuance costs										$ 25,506
Commercial Coverage Solutions, LLC [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member] | Senior Secured Amortizing Credit Facility [Member]
Debt instrument, interest rate					1.50%